Schedule of Investments
April 29, 2022
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.87%

Apparel Retailers - 2.54%
Boot Barn Holdings, Inc. (2)	3,420	308,005

Auto Parts - 1.63%
Stoneridge, Inc. (2)	10,020	197,494

Banks - 9.48%
Metropolitan Bank Holding Corp. (2)	3,660	325,923
Capstar Financial Holdings, Inc.	16,079	323,992
Five Star Bancorp	7,710	192,365
Banc of California, Inc.	9,920	178,957
Triumph Bancorp, Inc. (2)	1,810	125,686

		1,146,923

Biotechnology - 6.20%
Avid Bioservices, Inc. (2)	28,570	384,552
ANI Pharmaceuticals, Inc. (2)	6,503	191,904
Alpha Teknova, Inc. (2)	15,517	174,256

		750,712

Building Materials: Other - 3.44%
Insteel Industries, Inc.	9,800	415,716

Containers and Packaging - 1.56%
Ranpak Holdings Corp. Class A (2)	12,505	188,575

Cosmetics - 3.27%
e.l.f. Beauty, Inc. (2)	16,270	395,849

Electronic Equipment: Control and Filter - 3.88%
NAPCO Security Technologies, Inc. (2)	26,828	469,490

Electronic Equipment: Gauges and Meters - 3.04%
Mesa Laboratories, Inc.	1,719	367,230

Electronic Equipment: Other - 1.97%
Allied Motion Technologies, Inc.	9,791	238,313

Home Construction - 2.11%
Green Brick Partners, Inc. (2)	12,970	255,509

Medical Equipment - 10.14%
LeMaitre Vascular, Inc.	9,947	429,810
iRadimed Corp.	10,670	351,150
InfuSystem Holdings, Inc. (2)	28,436	225,497
BioLife Solutions, Inc. (2)	17,394	220,382

		1,226,839

Medical Supplies - 7.12%
UFP Technologies, Inc. (2)	5,204	357,359
Utah Medical Products, Inc.	4,039	341,659
Anika Therapeutics, Inc. (2)	7,521	161,927

		860,945

Metal Fabricating - 1.56%
Omega Flex, Inc.	1,701	188,811

Oil: Crude Producers - 3.03%
Brigham Minerals, Inc. Class A	14,785	366,372

Pharmaceuticals - 1.13%
Heska Corp. (2)	1,240	136,202

Restaurants and Bars - 2.48%
Kura Sushi USA, Inc. Class A (2)	5,970	299,575

Semiconductors - 1.48%
nLight, Inc. (2)	13,593	178,748

Software - 18.45%
PDF Solutions, Inc. (2)	21,190	492,667
American Software, Inc. Class A	23,297	398,379
Simulations Plus, Inc.	8,514	397,263
Model N, Inc. (2)	14,996	387,497
Mitek Systems, Inc. (2)	34,530	385,700
CI&T, Inc. Class A (2)	13,427	170,657

		2,232,163

Specialty Retailers - 3.49%
America's Car-Mart, Inc. (2)	5,220	422,037

Telecommunications Equipment - 1.06%
Genasys, Inc. (2)	40,718	127,854

Transaction Processing Services - 6.81%
I3 Verticals, Inc. Class A (2)	25,830	709,033
Paya Holdings, Inc. Class A (2)	22,540	114,729

		823,762

Total Common Stocks	(Cost $ 11,242,364)	11,597,124

Short-Term Investment - 4.18%

First American Government Obligation Fund - Class Z 0.1799% (3)	505,907	505,907

Total Short-Term Investment	(Cost $ 505,907)	505,907

Total Investments - 100.05%	(Cost $ 11,748,271)	12,103,031

Liabilities In Excess of Other Assets - (0.05%)		(6,581)

Total Net Assets - 100.00%		12,096,450

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$12,103,031	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,103,031	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2022